Transaction On Pipeline Restructuring - Additional Information (Details) ¥ in Millions	Jul. 23, 2020 CNY (¥)
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Percentage of voting equity interests acquired	29.90%
PipeChina [member]
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Equity interests of acquirer	¥ 149,500